Fees and Expenses	Dec. 31, 2025
VIF - Discovery Portfolio - Class I | VIF Discovery Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual Fund Operating Expenses would be higher. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class I
Advisory Fee*	0.75%
Distribution (12b-1) Fee	None
Other Expenses**	0.38%
Total Annual Fund Operating Expenses***	1.13%
Fee Waiver and/or Expense Reimbursement***	0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	0.95%
[1],[2],[3]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$97	$341	$605	$1,359

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	73.00%
VIF - Discovery Portfolio - Class II | VIF Discovery Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual Fund Operating Expenses would be higher. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class II
Advisory Fee*	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses**	0.38%
Total Annual Fund Operating Expenses***	1.38%
Fee Waiver and/or Expense Reimbursement***	0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.05%
[4],[5],[6]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class II	$107	$404	$724	$1,629

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	73.00%
VIF - Emerging Markets Debt Portfolio - Class I | VIF Emerging Markets Debt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual Fund Operating Expenses would be higher. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class I
Advisory Fee	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.62%
Total Annual Fund Operating Expenses*	1.37%
Fee Waiver and/or Expense Reimbursement*	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.10%
[7]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$112	$407	$724	$1,623

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	119.00%
VIF - Emerging Markets Debt Portfolio - Class II | VIF Emerging Markets Debt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual Fund Operating Expenses would be higher. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class II
Advisory Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.62%
Total Annual Fund Operating Expenses*	1.62%
Fee Waiver and/or Expense Reimbursement*	0.47%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.15%
[8]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class II	$117	$465	$837	$1,882

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	119.00%
VIF - Emerging Markets Equity Portfolio - Class I | VIF Emerging Markets Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual Fund Operating Expenses would be higher.  You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class I
Advisory Fee	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.53%
Total Annual Fund Operating Expenses*	1.28%
Fee Waiver and/or Expense Reimbursement*	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.25%
[9]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$127	$403	$699	$1,543

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
VIF - Emerging Markets Equity Portfolio - Class II | VIF Emerging Markets Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual Fund Operating Expenses would be higher.  You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class II
Advisory Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.53%
Total Annual Fund Operating Expenses*	1.53%
Fee Waiver and/or Expense Reimbursement*	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.30%
[10]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class II	$132	$461	$812	$1,804

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
VIF - Global Strategist Portfolio - Class I | VIF Global Strategist Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect  any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual Fund Operating Expenses would be higher.  You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” include expenses of the Fund’s and Subsidiary’s (as defined below) most recent fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class I
Advisory Fee*	0.75%
Distribution (12b-1) Fee	None
Other Expenses**	1.05%
Total Annual Fund Operating Expenses***	1.80%
Fee Waiver and/or Expense Reimbursement***	0.90%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	0.90%
[11],[12],[13]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$92	$479	$891	$2,042

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	95.00%
VIF - Global Strategist Portfolio - Class II | VIF Global Strategist Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual Fund Operating Expenses would be higher.  You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” include expenses of the Fund’s and Subsidiary’s (as defined below) most recent fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class II
Advisory Fee*	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses**	1.05%
Total Annual Fund Operating Expenses***	2.05%
Fee Waiver and/or Expense Reimbursement***	1.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.00%
[14],[15],[16]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class II	$102	$541	$1,006	$2,295

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	95.00%
VIF - Growth Portfolio - Class I | VIF Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual Fund Operating Expenses would be higher.  You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class I
Advisory Fee*	0.50%
Distribution (12b-1) Fee	None
Other Expenses**	0.27%
Total Annual Fund Operating Expenses***	0.77%
Fee Waiver and/or Expense Reimbursement***	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	0.57%
[17],[18],[19]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$58	$226	$408	$935

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	60.00%
VIF - Growth Portfolio - Class II | VIF Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table below does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, Total Annual  Fund Operating Expenses would be higher. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class II
Advisory Fee*	0.50%
Distribution (12b-1) Fee	0.25%
Other Expenses**	0.27%
Total Annual Fund Operating Expenses***	1.02%
Fee Waiver and/or Expense Reimbursement***	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	0.82%
[20],[21],[22]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect any fees, expenses or charges that are, or may be, associated with or imposed under your variable annuity contract or variable life insurance contract. If it did, costs shown would be higher.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class II	$84	$305	$544	$1,230

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	60.00%

[1]
***	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[2]
**	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[3]
*	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[4]
***	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class II. In addition, the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[5]
**	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[6]
*	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[7]
*	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[8]
*	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class II. In addition, the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[9]
*	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[10]
*	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class II. In addition, the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[11]
***	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[12]
**	“Other Expenses” include expenses of the Fund’s and Subsidiary’s (as defined below) most recent fiscal year.

[13]
*	“Advisory Fee” includes the management fee of the Subsidiary (as defined below). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[14]
***	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class II. In addition, the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[15]
**	“Other Expenses” include expenses of the Fund’s and Subsidiary’s (as defined below) most recent fiscal year.

[16]
*	“Advisory Fee” includes the management fee of the Subsidiary (as defined below). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[17]
***	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[18]
**	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[19]
*	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[20]
***	The Adviser has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82% for Class II. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

[21]
**	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[22]
*	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.